Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 05, 2018
Exercise price of the warrants	$ 6.0
Fair value of warrant	$ 567,700
Risk free rate	2.25%
Expected term	5 years
Volatility	72.50%
Dividends
Board of Directors [Member]
Increase registered capital		$ 20,000,000
Initial Public Offering [Member]
Percentage for initial public offering	120.00%
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Initial public offering period	January 31, 2018 and February 2, 2018
Number of shares initial public offering	4,000,000
Sale of stock, price per share	$ 5
Proceeds from issuance of private placement	$ 20,000,000
Warrants purchased during period	200,000
Percentage for initial public offering	5.00%
Warrant term	5 years
Exercise price of the warrants	$ 6.0